Summary of Significant Accounting Policies - Additional Information (Detail) - Increase (decrease) due to application of IFRS 15 [member]	12 Months Ended
Dec. 31, 2018
Disclosure of summary of significant accounting policies [Line Items]
Invoice payable description	Invoices are generally payable within 10 to 90 days
Construction contract payment description	The Company issues an invoice when the customer has completed the initial confirmation and generally the payment is made within 45 days from the invoice date.